Trade Accounts Receivable, Net (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of financial assets [line items]
Loans to employees		$ 118	$ 115
Others		2,608	3,214
Trade accounts receivable, Net	$ 1,420	$ 28,249	29,633
Expected credit loss percentage	13.00%	13.00%
Cost [member]
Disclosure of financial assets [line items]
Trade accounts receivables		$ 26,309	26,942
Accumulated impairment [member]
Disclosure of financial assets [line items]
Trade accounts receivable, Net		(2,462)	(2,189)
The Coca-Cola Company [member]
Disclosure of financial assets [line items]
Receivables from related parties		509	802
Heineken Group
Disclosure of financial assets [line items]
Receivables from related parties		$ 1,167	$ 749
Top of range [member]
Disclosure of financial assets [line items]
Percentage of unrecoverable trade accounts receivables	8.00%